PROVISON FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Guanaceví	Bolañitos	El Cubo	El Compas	Total
Balance at December 31, 2015	$2,031	$1,738	$3,993	$-	$7,762

Accretion	27	17	40	-	84
Balance at December 31, 2016	2,058	1,755	4,033	-	7,846

Accretion	28	17	41	-	86
Disturbance incurred during the year	-	-	-	50	50
Balance at December 31, 2017	$2,086	$1,772	$4,074	$50	$7,982